Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, class I
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	50,000	50,000
Common stock, shares issued	50,000	50,000
Common stock, shares outstanding	50,000	50,000
Common stock, class II
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized	129,950,000	129,950,000
Common stock, shares issued	129,950,000	129,950,000
Common stock, shares outstanding	129,950,000	129,950,000